Trade receivables, other assets, prepaid expenses and Tax receivables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2023
Disclosure of continuing involvement in derecognised financial assets [line items]
Assets	€ 202,128	€ 186,156
Increase (decrease) in receivables from financing activities	4,300
Increase (decrease) in consumer loans	3,000
Increase (decrease) in corporate loans	700
Increase (decrease) in other financing receivables	500
Value added tax	4,504	3,545
Fair value of assets representing derecognised financial assets	€ 16,991	€ 13,935
Finance companies in partnership with Santander, BNP Paribas and Credit Agricole
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of assets representing derecognised financial assets, percent	75.00%	66.00%
Brazilian Tax Jurisdiction
Disclosure of continuing involvement in derecognised financial assets [line items]
Value added tax				€ 51
Other receivables recognised in Income Statement		€ 76	€ 113
Cash received, decrease other receivables recognised in income statement		144
Brazilian Tax Jurisdiction | Net revenues
Disclosure of continuing involvement in derecognised financial assets [line items]
Other receivables recognised in Income Statement			87
Brazilian Tax Jurisdiction | Net financial income (expense)
Disclosure of continuing involvement in derecognised financial assets [line items]
Other receivables recognised in Income Statement			26
Brazilian Tax Jurisdiction | PSA
Disclosure of continuing involvement in derecognised financial assets [line items]
Reversal of provision for indirect tax liabilities			€ 166
Recurring fair value measurement
Disclosure of continuing involvement in derecognised financial assets [line items]
Assets	€ 20,628	23,275
Financial receivables
Disclosure of continuing involvement in derecognised financial assets [line items]
Current financial assets at fair value through profit or loss		1
Financial receivables | Recurring fair value measurement
Disclosure of continuing involvement in derecognised financial assets [line items]
Assets	49	1
Receivables from financing activities
Disclosure of continuing involvement in derecognised financial assets [line items]
Current financial assets at fair value through profit or loss		259
Receivables from financing activities | Recurring fair value measurement
Disclosure of continuing involvement in derecognised financial assets [line items]
Assets	€ 117	€ 259